Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity
7. Warrants, Redeemable Convertible Preferred Stock and Stockholders’ Equity
Common Stock
The Company’s amended and restated certificate of incorporation authorizes for issuance up to 500,000,000 shares of common stock with a par value of $0.000001 per share.
The holders of common stock are entitled to receive dividends at the discretion of the board of directors, subject to preferences that may apply to shares of preferred stock outstanding at the time.
All holders of common stock are entitled to one vote per share on all matters to be voted on by the Company’s stockholders. Upon liquidation, dissolution or winding up, the holders of common stock are entitled to share equally in all the Company’s assets remaining after payment of all liabilities.
At March 31, 2026, the Company has reserved an aggregate of 6,239,595 shares of common stock for the conversion, exercise or issuance, as applicable, of the following outstanding securities:

Restricted stock units	2,074,375
Stock options and employee stock purchase plan	4,165,220

Total shares	6,239,595

Preferred Stock
The Company’s amended and restated certificate of incorporation provides its board of directors with the authority to issue up to 10,000,000 shares of undesignated preferred stock with a par value of $0.000001 per share and to determine or alter the rights, preferences, privileges and restrictions granted to or imposed upon these shares without further vote or action by the Company’s stockholders. The Company does not have outstanding preferred stock issued as of March 31, 2026.

Warrants
During the three months ended March 31, 2026, a related party exercised 238,931 common warrants for proceeds of $3.0 million.
Redeemable Convertible Preferred Stock
During the three months ended March 31, 2025, there were no issuances, conversions, or other changes to the Company’s redeemable convertible preferred stock across all series (Series Seed through Series G), with total shares and carrying values remaining unchanged from January 1, 2025 to March 31, 2025. As of March 31, 2026, all series of redeemable convertible preferred stock had been converted or redeemed, resulting in no shares outstanding and no carrying value.

11. Warrants, Redeemable Convertible Preferred Stock and Stockholders’ Equity
Common Stock
In July 2025, the Company completed its IPO, in which the Company issued and sold 4,600,000 shares of its common stock, including the underwriters’ overallotment option which was exercised in full, at a public offering price of $24.00 per share.
The Company’s amended and restated certificate of incorporation authorizes for issuance up to 500,000,000 shares of common stock with a par value of $0.000001 per share. In connection with the IPO, all shares of the Company’s outstanding redeemable convertible preferred stock automatically converted into approximately 12,729,240 shares of common stock.
The holders of common stock are entitled to receive dividends at the discretion of the board of directors, subject to preferences that may apply to shares of preferred stock outstanding at the time.
All holders of common stock are entitled to one vote per share on all matters to be voted on by the Company’s stockholders. Upon liquidation, dissolution or winding up, the holders of common stock are entitled to share equally in all the Company’s assets remaining after payment of all liabilities.
At December 31, 2025, the Company has reserved an aggregate of 4,752,658 shares of common stock for the conversion, exercise or issuance, as applicable, of the following outstanding securities:

Common warrants	244,425
Restricted stock units	1,497,340
Stock options and employee stock purchase program	4,322,986

Total shares	6,064,751

Preferred Stock
The Company’s amended and restated certificate of incorporation provides its board of directors with the authority to issue up to 10,000,000 shares of undesignated preferred stock with a par value of $0.000001 per share and to determine or alter the rights, preferences, privileges and restrictions granted to or imported upon these shares without further vote or action by the Company’s stockholders. The Company does not have outstanding preferred stock issued as of December 31, 2025.

Warrants
Upon of the IPO, the Company’s liability-classified warrants were either fully exercised or expired per the terms of the warrant agreement. As a result, the Company’s warrant liability was fully settled as of December 31, 2025.
At December 31, 2025, the Company had 238,931 equity-classified warrants. In February 2026, a related party exercised the entirety of these warrants at an exercise price of $12.60 per share.
See the table below for a roll forward of the total preferred stock from January 1, 2024 to December 31, 2024 and January 1, 2025 to December 31, 2025, which details the total redeemable convertible preferred stock presented in the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity (deficit) (in thousands, except share amounts):

	Series Seed Redeemable convertible preferred stock		Series A Redeemable convertible preferred stock		Series B Redeemable convertible preferred stock		Series C Redeemable convertible preferred stock		Series D Redeemable convertible preferred stock		Series E Redeemable convertible preferred stock		Series F Redeemable convertible preferred stock		Series F-1 Redeemable convertible preferred stock		Series G Redeemable convertible preferred stock
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance at January 1, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	34,972,704	$31,258
Issuance of Series G preferred stock, net	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	64,257,179	57,989
Balance at December 31, 2024	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247

Balance at January 1, 2025	5,045,368	$2,473	8,255,614	$5,179	18,894,315	$10,827	42,890,840	$24,908	39,656,811	$33,411	29,019,153	$29,738	74,840,147	$132,975	23,664,027	$49,392	99,229,883	$89,247
Conversion of preferred stock to common stock upon IPO	(5,045,368)	(2,473)	(8,255,614)	(5,179)	(18,894,315)	(10,827)	(42,890,840)	(24,908)	(39,656,811)	(33,411)	(29,019,153)	(29,738)	(74,840,147)	(132,975)	(23,664,027)	(49,392)	(99,229,883)	(89,247)

Balance at December 31, 2025	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—